T. ROWE PRICE Tax-Free High Yield Fund
May 31, 2024 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
COMMON STOCKS 0.0%
Ingevity (1) 1 40
United Airlines Holdings (1) — 16
Westrock  5 259
Total Common Stocks (Cost $200) 315
MUNICIPAL SECURITIES 100.0%
ALABAMA  1.7%
Black Belt Energy Gas Dist., Series A, VRDN, 5.25%, 1/1/54
(Tender 10/1/30)  6,400 6,758
Black Belt Energy Gas Dist., Series B, VRDN, 5.25%, 12/1/53
(Tender 12/1/30)  2,210 2,365
Black Belt Energy Gas Dist., Series C-1, VRDN, 5.25%, 2/1/53
(Tender 6/1/29)  10,610 11,081
Huntsville-Redstone Village Special Care Fac. Fin. Auth.,
5.50%, 1/1/28 (1)(2) 2,925 1,667
Huntsville-Redstone Village Special Care Fac. Fin. Auth.,
5.50%, 1/1/43 (1)(2) 2,265 1,291
Huntsville-Redstone Village Special Care Fac. Fin. Auth.,
Series A, 6.875%, 1/1/43 (1)(2) 1,585 904
Huntsville-Redstone Village Special Care Fac. Fin. Auth.,
Series A, 7.50%, 1/1/47 (1)(2) 2,835 1,616
Jefferson County, Sewer Revenue, 5.50%, 10/1/53  2,625 2,826
Southeast Energy Auth. A Cooperative Dist., Series A, VRDN,
4.00%, 11/1/51 (Tender 10/1/28)  3,790 3,750
Southeast Energy Auth. A Cooperative Dist., Series B, VRDN,
4.00%, 12/1/51 (Tender 12/1/31)  5,160 5,062
Tuscaloosa County IDA, Hunt Refining Project, Series A,
5.25%, 5/1/44 (3) 17,450 17,524
54,844
ARIZONA  1.4%
Arizona HFA, Banner Health, Series B, FRN, 67% of 3M USD
LIBOR + 0.81%, 4.52%, 1/1/37  2,180 2,041
Arizona IDA, Cadence Campus Project, Series A, 4.00%,
7/15/40 (3) 730 643
Arizona IDA, Cadence Campus Project, Series A, 4.00%,
7/15/50 (3) 1,265 1,022
Arizona IDA, Doral Academy - Fire Mesa, Series A, 5.00%,
7/15/39  1,050 1,052
Arizona IDA, Doral Academy - Fire Mesa, Series A, 5.00%,
7/15/49  930 894
Arizona IDA, Odyssey Preparatory Academy, 5.00%, 7/1/49 (3) 3,445 3,088

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Arizona IDA, Odyssey Preparatory Academy, Series A, 5.25%,
7/1/37 (3) 2,375 2,380
Arizona IDA, Odyssey Preparatory Academy, Series A, 5.50%,
7/1/52 (3) 2,695 2,571
Maricopa County IDA, Commercial Metals Company Project,
4.00%, 10/15/47 (3)(4) 6,150 5,385
Maricopa County, El Paso Electric, Series A, PCR, 4.50%,
8/1/42  2,575 2,447
Phoenix Arizona IDA, Downtown Phoenix Student Housing,
5.00%, 7/1/44  790 784
Phoenix Arizona IDA, Downtown Phoenix Student Housing,
5.00%, 7/1/49  475 463
Phoenix Arizona IDA, Downtown Phoenix Student Housing,
5.00%, 7/1/59  1,675 1,602
Pima County IDA, American Leadership Academy, 4.00%,
6/15/41 (3) 2,380 2,028
Pima County IDA, American Leadership Academy, 4.00%,
6/15/51 (3) 2,530 1,974
Pima County IDA, American Leadership Academy, 4.00%,
6/15/57 (3) 2,865 2,146
Salt Verde Financial, 5.00%, 12/1/37  12,970 13,760
Tempe IDA, Friendship Village of Tempe Project, Series A,
4.00%, 12/1/46  1,980 1,615
45,895
ARKANSAS  1.2%
Arkansas DFA, Big River Steel Project, 4.50%, 9/1/49 (3)(4) 11,560 11,388
Arkansas DFA, Big River Steel Project, 4.75%, 9/1/49 (3)(4) 3,955 3,898
Arkansas DFA, Green Bond, 5.45%, 9/1/52 (4) 5,985 6,079
Arkansas DFA, Green Bond, 7.375%, 7/1/48 (3)(4) 5,000 5,443
Arkansas DFA, Green Bond, Series A, 6.875%, 7/1/48 (3)(4) 5,000 5,412
Osceola, Plum Point Energy, VRDN, 5.50%, 4/1/36 (Tender
1/2/26) (4) 7,175 7,163
39,383
CALIFORNIA  6.8%
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 5.00%, 12/1/53 (Tender 8/1/29)  10,715 11,207
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 5.50%, 10/1/54 (Tender 11/1/30)  4,550 4,919
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, Series G, VRDN, 5.25%, 11/1/54 (Tender
4/1/30)  2,285 2,427
California Community Housing Agency, Creekwood, Series A,
4.00%, 2/1/56 (3) 17,325 11,489
California Community Housing Agency, Junior Bonds Street
Flats, Series A-2, 4.00%, 8/1/50 (3) 7,980 6,183

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
California Community Housing Agency, Senior-Fountains at
Emerald, 3.00%, 8/1/56 (3) 2,300 1,631
California Community Housing Agency, Stoneridge Apartment,
Series A, 4.00%, 2/1/56 (3) 9,425 7,461
California Community Housing Agency, Verdant at Green Valley
Project, 5.00%, 8/1/49 (3) 9,600 9,062
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  2,626 2,549
California Infrastructure & Economic Dev. Bank, Social Bond,
Series B, 5.00%, 11/1/47  1,790 1,868
California Infrastructure & Economic Dev. Bank, Social Bond,
Series B, 5.00%, 11/1/57  1,545 1,591
California Municipal Fin. Auth., Baptish Univ., Series A, 5.00%,
11/1/46 (3) 2,750 2,676
California Municipal Fin. Auth., Community Health System,
Series A, 4.00%, 2/1/51  2,800 2,429
California Municipal Fin. Auth., John Adams Academies Lincoln
Project, Series A, 5.00%, 10/1/49 (3) 1,515 1,427
California Municipal Fin. Auth., John Adams Academies Lincoln
Project, Series A, 5.00%, 10/1/57 (3) 1,650 1,509
California Municipal Fin. Auth., LINXS APM Project, 4.00%,
12/31/47 (4) 4,605 4,035
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/43 (4) 9,210 9,228
California Municipal Fin. Auth., Samuel Merritt Univ., 5.25%,
6/1/53  4,565 4,781
California Municipal Fin. Auth., UCR North Dist. Phase 1,
5.00%, 5/15/49  2,375 2,401
California Municipal Fin. Auth., UCR North Dist. Phase 1,
5.00%, 5/15/52  1,980 1,995
California Municipal Fin. Auth., West Village, 5.00%, 5/15/36  2,105 2,183
California PFA, Enso Village Project, 2.375%, 11/15/28 (3) 825 803
California PFA, Enso Village Project, 3.125%, 5/15/29 (3) 1,275 1,238
California PFA, Enso Village Project, 5.00%, 11/15/46 (3) 595 540
California School Fin. Auth., Ivy Academia Project, Series A,
4.00%, 6/1/41 (3) 1,650 1,320
California School Fin. Auth., Ivy Academia Project, Series A,
4.00%, 6/1/51 (3) 1,500 1,093
California School Fin. Auth., Ivy Academia Project, Series A,
4.00%, 6/1/61 (3) 250 172
California Statewide CDA, Series 2021A, 4.00%, 9/2/28  205 200
California Statewide CDA, Series 2021A, 4.00%, 9/2/29  220 214
California Statewide CDA, Series 2021A, 4.00%, 9/2/30  235 228
California Statewide CDA, Series 2021A, 4.00%, 9/2/31  185 179
California Statewide CDA, Series 2021A, 4.00%, 9/2/41  1,270 1,147
California Statewide CDA, Series 2021A, 4.00%, 9/2/51  785 653

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
California Statewide CDA, Series 2021C-1, 4.00%, 9/2/31  880 832
California Statewide CDA, Series 2021C-1, 4.00%, 9/2/41  1,605 1,380
California Statewide CDA, Series 2021C-1, 4.00%, 9/2/51  1,080 854
California Statewide CDA, Series A-1, 5.00%, 9/2/42  3,495 3,473
California Statewide CDA, Series A-1, 5.00%, 9/2/52  4,970 4,730
California Statewide CDA, 899 Charleston Moldaw Residences,
Series A, 5.375%, 11/1/49 (3) 2,770 2,438
California Statewide CDA, Loma Linda Univ. Medical Center,
5.50%, 12/1/54  10,290 10,316
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/27 (3) 2,375 2,398
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/46 (3) 3,165 3,168
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/56 (3) 8,120 8,154
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58 (3) 14,720 14,979
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/29  1,585 1,595
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/41  1,260 1,135
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/51  1,895 1,591
California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/34  850 898
California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/39  790 823
California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/49  395 406
California Statewide Fin. Auth., Tobacco Industry, Series A,
6.00%, 5/1/43  1,190 1,215
CMFA Special Fin. Agency VII, Breakwater Apartments,
Series A-2, 4.00%, 8/1/47 (3) 6,770 5,479
CMFA Special Fin. Agency XII, Allure Apartments, 4.375%,
8/1/49 (3) 2,530 2,060
CMFA Special Fin. Agency, Solana At Grand, Series A-2,
4.00%, 8/1/45 (3) 2,860 2,355
CSCDA Community Improvement Auth., Altana Glendale Social
Bonds, Series A-2, 4.00%, 10/1/56 (3) 13,605 10,435
CSCDA Community Improvement Auth., Jefferson Anaheim
Social Bonds, 3.125%, 8/1/56 (3) 2,200 1,609
CSCDA Community Improvement Auth., Link-Glendale Social
Bonds, Series A-1, 3.00%, 7/1/45 (3) 1,750 1,327
CSCDA Community Improvement Auth., Link-Glendale Social
Bonds, Series A-2, 4.00%, 7/1/56 (3) 6,207 4,531

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
CSCDA Community Improvement Auth., Monterey Station
Apartment Social Bonds, 3.125%, 7/1/56 (3) 5,105 3,395
CSCDA Community Improvement Auth., Oceanaire Long Beach
Social Bonds, Series A-2, 4.00%, 9/1/56 (3) 2,485 1,856
CSCDA Community Improvement Auth., Parallel Anaheim
Social Bonds, 4.00%, 8/1/56 (3) 3,005 2,531
CSCDA Community Improvement Auth., Renaissance at City
Center, Series A, 5.00%, 7/1/51 (3) 1,910 1,816
CSCDA Community Improvement Auth., Social Bonds,
Series A-2, 3.00%, 2/1/57 (3) 2,500 1,727
Golden State Tobacco Securitization, 5.00%, 6/1/51  3,410 3,506
Golden State Tobacco Securitization, Series B-2, Zero Coupon,
6/1/66  98,225 10,698
Irvine, Reassessment Dist. No. 12-1, 4.00%, 9/2/27  235 235
Irvine, Reassessment Dist. No. 12-1, 4.00%, 9/2/28  320 320
Northern California Gas Auth. No. 1, Series B, FRN, 67% of 3M
USD LIBOR + 0.72%, 4.448%, 7/1/27  3,830 3,808
Regents of the Univ. of California, Medical Center Pooled
Revenue, Series P, 3.50%, 5/15/54  2,600 2,209
San Francisco City and County, Special Tax Dist. No. 2020-1,
Series A, 5.75%, 9/1/50 (3) 850 860
San Francisco City and County, Special Tax Dist. No. 2020-1,
Series B, 5.75%, 9/1/53 (3) 1,290 1,301
West Sacramento Fin. Auth., Series A, 5.00%, 9/1/34 (5) 1,560 1,704
224,985
COLORADO  3.6%
Aerotropolis Regional Transportation Auth., 4.375%, 12/1/52  8,340 6,894
Berthoud-Heritage Metropolitan Dist. No. 1, 5.625%, 12/1/48  6,865 6,616
Brighton Crossing Metropolitan Dist. No. 4, Series A, GO,
5.00%, 12/1/47  1,225 1,147
Buffalo Highlands Metropolitan Dist., Series A, GO, 5.25%,
12/1/38  999 961
Buffalo Highlands Metropolitan Dist., Series A, GO, 5.375%,
12/1/48  3,250 3,113
Canyons Metropolitan Dist. No. 5, Series A, GO, 6.00%,
12/1/37  1,150 1,126
Canyons Metropolitan Dist. No. 5, Series A, GO, 6.125%,
12/1/47  4,000 3,945
Canyons Metropolitan Dist. No. 6, Series A, GO, 6.125%,
12/1/47  2,000 1,956
Centerra Metropolitan Dist. No. 1, 5.00%, 12/1/47 (3) 3,500 3,141
Colorado Bridge & Tunnel Enterprise, Senior Infrastructure,
Series A, 5.50%, 12/1/54 (6) 2,650 2,943
Colorado Ed. & Cultural Fac. Auth., Ascent Classical Academy
School Project, 5.75%, 4/1/59 (3) 1,070 1,084

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Colorado Ed. & Cultural Fac. Auth., Ascent Classical Academy
School Project, 5.80%, 4/1/54 (3) 1,200 1,226
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/31  485 469
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/32  590 568
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/41  1,160 1,013
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/48  1,770 1,427
Colorado HFA, Sunny Vista Living Center, Series A, 5.75%,
12/1/35 (3) 1,145 849
Colorado HFA, Sunny Vista Living Center, Series A, 6.125%,
12/1/45 (3) 2,350 1,586
Colorado HFA, Sunny Vista Living Center, Series A, 6.25%,
12/1/50 (3) 3,285 2,182
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/47  750 751
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/51  6,990 7,000
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/56  11,325 11,338
Colorado Int'l. Center Metropolitan Dist. No. 14, GO, 5.875%,
12/1/46  5,330 5,236
Cornerstar Metropolitan Dist., Series A, GO, 5.125%, 12/1/37  500 488
Cornerstar Metropolitan Dist., Series A, GO, 5.25%, 12/1/47  2,600 2,480
Denver Int'l. Business Center Metropolitan Dist. No. 1, Series B,
GO, 6.00%, 12/1/48  1,190 1,194
Green Valley Ranch East Metropolitan Dist. No. 6, Series A,
GO, 5.875%, 12/1/50  2,200 2,153
Painted Prairie Metropolitan Dist. No. 2, GO, 5.25%, 12/1/48  4,003 3,804
Peak Metropolitan Dist. No. 1, Series A, GO, 4.00%, 12/1/35 (3) 500 428
Peak Metropolitan Dist. No. 1, Series A, GO, 5.00%, 12/1/51 (3) 5,270 4,373
Public Auth. for Colorado Energy, 6.25%, 11/15/28  4,770 4,980
Public Auth. for Colorado Energy, 6.50%, 11/15/38  9,210 11,020
Pueblo Urban Renewal Auth., 4.75%, 12/1/45 (3) 5,690 3,797
Rampart Range Metropolitan Dist. No 5, 4.00%, 12/1/51  7,025 5,211
Riverwalk Metropolitan Dist. No 2, Series A, 5.00%, 12/1/52  4,245 3,674
Southglenn Metropolitan Dist., GO, 5.00%, 12/1/36  810 771
Southglenn Metropolitan Dist., GO, 5.00%, 12/1/46  1,455 1,312
STC Metropolitan Dist. No. 2, Series A, GO, 4.00%, 12/1/29  1,000 953
STC Metropolitan Dist. No. 2, Series A, GO, 5.00%, 12/1/38  785 741
STC Metropolitan Dist. No. 2, Series A, GO, 5.00%, 12/1/49  1,000 909
Sterling Ranch Community Auth. Board, Series A, 6.50%,
12/1/54  1,000 1,018
Sterling Ranch Community Auth. Board, Series B, 8.75%,
12/15/54  1,670 1,668
Vauxmont Metropolitan Dist., GO, 5.00%, 12/1/32 (6) 595 635

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Vauxmont Metropolitan Dist., GO, 5.00%, 12/1/35 (6) 235 250
118,430
CONNECTICUT  1.4%
Connecticut Housing Fin. Auth., Series D-1, 4.85%, 11/15/59 (7) 5,015 5,001
Connecticut State HEFA, Church Home of Hartford, Series A,
5.00%, 9/1/46 (3) 1,060 912
Connecticut State HEFA, Church Home of Hartford, Series A,
5.00%, 9/1/53 (3) 1,260 1,032
Connecticut State HEFA, Hartford Univ., 4.00%, 7/1/44  2,870 2,210
Connecticut State HEFA, Hartford Univ., 4.00%, 7/1/49  4,200 3,081
Connecticut State HEFA, Masonicare, Series F, 5.00%, 7/1/31  2,000 2,009
Connecticut State HEFA, Masonicare, Series F, 5.00%, 7/1/32  3,280 3,295
Connecticut State HEFA, Masonicare, Series F, 5.00%, 7/1/33  2,055 2,064
Connecticut State HEFA, Masonicare, Series F, 5.00%, 7/1/34  1,435 1,441
Connecticut State HEFA, Masonicare, Series F, 5.00%, 7/1/43  8,115 7,731
Hamden Town, Whitney Center Project, 5.00%, 1/1/40  5,125 4,932
Hamden Town, Whitney Center Project, 5.00%, 1/1/50  6,160 5,522
Mashantucket Western Pequot Tribe, 6.05%, 7/1/31 (4.00%
Cash and 2.05% PIK) (1)(2)(8) 23,166 5,154
Steel Point Infrastructure Improvement Dist., Steelpointe
Harbor Project, 4.00%, 4/1/41 (3) 550 469
Steel Point Infrastructure Improvement Dist., Steelpointe
Harbor Project, 4.00%, 4/1/51 (3) 2,715 2,183
47,036
DELAWARE  1.0%
Delaware Economic Dev. Auth., Newark Charter School, 4.00%,
9/1/30  200 196
Delaware Economic Dev. Auth., Newark Charter School, 5.00%,
9/1/40  1,025 1,036
Delaware Economic Dev. Auth., Newark Charter School, 5.00%,
9/1/50  1,385 1,359
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/37  790 785
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/43  4,920 4,748
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/48  2,035 1,934
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/50  4,390 4,144
Delaware State Economic Dev. Auth., 4.00%, 6/1/52  1,260 940
Delaware State Economic Dev. Auth., 4.00%, 6/1/57  1,220 884
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/32  205 210
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/40  890 897
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/48  2,335 2,328

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/53  3,445 3,393
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/58  2,915 2,831
Sussex County, Cadbury at Lewes, 5.00%, 1/1/36  7,285 7,128
32,813
DISTRICT OF COLUMBIA  2.1%
District of Columbia Tobacco Settlement Fin., Series A, Zero
Coupon, 6/15/46  41,185 9,478
District of Columbia Tobacco Settlement Fin., Series B, Zero
Coupon, 6/15/46  18,210 3,728
District of Columbia, Friendship Public Charter School, 5.00%,
6/1/36  2,375 2,392
District of Columbia, Friendship Public Charter School, 5.00%,
6/1/41  1,540 1,537
District of Columbia, Friendship Public Charter School, 5.00%,
6/1/46  2,285 2,245
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37  2,295 2,273
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/42  4,065 3,865
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/52  9,730 8,645
District of Columbia, Methodist Home of D.C., Series A,
5.125%, 1/1/35  1,240 1,110
District of Columbia, Methodist Home of D.C., Series A, 5.25%,
1/1/39  805 703
District of Columbia, Union Market Infrastructure Project, STEP,
0.00%, 6/1/31 (3) 900 769
District of Columbia, Union Market Infrastructure Project, STEP,
0.00%, 6/1/46 (3) 2,810 2,042
District of Columbia, Union Market Project, Series B, STEP,
0.00%, 6/1/41 (3) 1,600 894
District of Columbia, Union Market Project, Series B, STEP,
0.00%, 6/1/49 (3) 3,450 1,894
Metropolitan Washington Airports Auth., Airport System
Revenue & Refunding Bond, Series A, 5.00%, 10/1/46 (4) 3,000 3,094
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 6.50%, 10/1/44  11,080 12,045
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, Zero Coupon, 10/1/37 (6) 10,135 5,681
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, Zero Coupon, 10/1/38  7,915 4,012
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, Zero Coupon, 10/1/39  1,585 758

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, Zero Coupon, 10/1/40  3,955 1,770
68,935
FLORIDA  4.7%
Alachua County HFA, East Ridge Retirement Village, 6.00%,
11/15/34  190 142
Alachua County HFA, East Ridge Retirement Village, 6.375%,
11/15/49  7,480 4,957
Avenir Community Dev. Dist., 5.375%, 5/1/43  1,860 1,865
Avenir Community Dev. Dist., 5.625%, 5/1/54  890 898
Boggy Creek Improvement Dist., Special Assessment,
Series 2013, 5.125%, 5/1/43  6,745 6,674
Broward County Port Fac. Revenue, Senior Bond, Series B,
4.00%, 9/1/49 (4) 10,000 9,041
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/29  875 890
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/30  250 255
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/31  1,015 1,035
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/33  900 914
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/34  975 987
Capital Trust Agency, 4.00%, 6/15/24 (3) 900 900
Capital Trust Agency, 4.00%, 6/15/41 (3) 1,790 1,479
Capital Trust Agency, 4.00%, 6/15/51 (3) 2,735 2,021
Capital Trust Agency, Bridge Univ. Student Housing, Series A,
5.25%, 12/1/58 (3) 7,220 6,917
Capital Trust Auth., Kipp Miami North Campus Project,
Series A, 5.625%, 6/15/44 (3) 410 415
Capital Trust Auth., Kipp Miami North Campus Project,
Series A, 6.00%, 6/15/54 (3) 655 668
Capital Trust Auth., Kipp Miami North Campus Project,
Series A, 6.125%, 6/15/60 (3) 800 817
Celebration Pointe Community Dev. Dist., 3.00%, 5/1/31  565 521
Celebration Pointe Community Dev. Dist., 3.375%, 5/1/41  1,055 867
Celebration Pointe Community Dev. Dist., 4.00%, 5/1/53  2,310 1,854
Celebration Pointe Community Dev. Dist., 5.125%, 5/1/45  755 755
Celebration Pointe Community Dev. Dist., Alachua County,
5.00%, 5/1/32  755 765
Crossings at Fleming Island Community Dev. Dist., Series A-1,
4.50%, 5/1/30  295 284
Double Branch Community Dev. Dist., Special Assessment,
Series A-1, 4.00%, 5/1/25  200 200

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Everest GMR Community Dev. Dist., 6.20%, 5/1/54  5,985 6,072
Florida Dev. Fin., UF Health Jacksonville Project, 4.00%, 2/1/52  2,945 2,164
Florida Dev. Fin., UF Health Jacksonville Project, 5.00%, 2/1/52  1,450 1,264
Florida Dev. Fin., Waste Pro USA, 3.00%, 6/1/32 (4) 5,130 4,318
Florida Dev. Fin., Waste Pro USA, VRDN, 6.125%, 7/1/32
(Tender 7/1/26) (3)(4) 8,900 9,111
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ.,
Series A-1, 4.75%, 6/1/38 (3) 2,495 2,394
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ.,
Series A-1, 5.00%, 6/1/48 (3) 9,850 9,082
Golden Gem Community Dev. Dist., 6.00%, 5/1/55 (7) 4,000 3,988
Hammock Oaks Community Dev. Dist., Assessment Area Two,
5.85%, 5/1/44  875 877
Hammock Oaks Community Dev. Dist., Assessment Area Two,
6.15%, 5/1/54  1,000 1,002
Hillsborough County IDA, BayCare Health System, Series D,
VRDN, 3.90%, 11/15/42  3,450 3,450
Hobe-St. Lucie Conservancy Dist., 5.875%, 5/1/55  2,700 2,740
Jacksonville Ed. Fac., Jacksonville Univ., Series B, 5.00%,
6/1/53 (3) 9,095 8,227
Lakewood Ranch Stewardship Dist., Lakewood Centre &
Northwest Sector, 5.50%, 5/1/39 (3) 225 232
Lakewood Ranch Stewardship Dist., Lakewood Centre &
Northwest Sector, 5.65%, 5/1/48 (3) 240 245
Lakewood Ranch Stewardship Dist., Lakewood National Polo
Run, 5.25%, 5/1/37  2,880 2,926
Lakewood Ranch Stewardship Dist., Lakewood National Polo
Run, 5.375%, 5/1/47  3,635 3,682
Lakewood Ranch Stewardship Dist., Lakewood Ranch South,
5.00%, 5/1/36  1,170 1,181
Lakewood Ranch Stewardship Dist., Lakewood Ranch South,
5.125%, 5/1/46  2,335 2,332
Lakewood Ranch Stewardship Dist., Northeast Sector, 5.30%,
5/1/39  790 806
Lakewood Ranch Stewardship Dist., Northeast Sector, 5.45%,
5/1/48  1,365 1,382
Lee County IDA, Preserve, Series A, 5.00%, 12/1/27 (3) 325 302
Lee County IDA, Preserve, Series A, 5.375%, 12/1/32 (3) 900 775
Lee County IDA, Preserve, Series A, 5.625%, 12/1/37 (3) 1,170 952
LTC Ranch West Residential Community Dev. Dist.,
Assessment Area Three Project, Series AA3, 6.05%, 5/1/54  1,375 1,365
LTC Ranch West Residential Community Dev. Dist.,
Assessment Area Two Project, Series AA2, 6.00%, 5/1/54  555 551
Marion Ranch Community Dev. Dist., 5.70%, 5/1/44 (3)(7) 795 795
Marion Ranch Community Dev. Dist., 5.95%, 5/1/54 (3)(7) 1,375 1,375

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Miami-Dade County Water & Sewer System, 4.00%, 10/1/48  4,510 4,241
North AR-1 Pasco Community Dev. Dist., Assessment Area
Five, Series A, 6.00%, 5/1/54  2,000 2,001
Orange County HFA, 4.00%, 10/1/52  4,605 4,286
Palm Beach County HFA, Toby & Leon Cooperman Sinai
Residences of Boca Raton, 4.25%, 6/1/56  3,000 2,378
Parrish Plantation Community Dev. Dist., Assessment Area
Four Project, 4.75%, 5/1/31  100 100
Parrish Plantation Community Dev. Dist., Assessment Area
Four Project, 5.625%, 5/1/44  245 246
Parrish Plantation Community Dev. Dist., Assessment Area
Four Project, 5.875%, 5/1/54  375 377
Parrish Plantation Community Dev. Dist., Assessment Area
Three Project, 4.875%, 5/1/31  365 365
Parrish Plantation Community Dev. Dist., Assessment Area
Three Project, 5.80%, 5/1/44  700 706
Parrish Plantation Community Dev. Dist., Assessment Area
Three Project, 6.05%, 5/1/54  1,250 1,261
Sarasota County HFA, Village on the Isle, Series A, 5.00%,
1/1/37  1,095 1,090
Sarasota County HFA, Village on the Isle, Series A, 5.00%,
1/1/42  1,035 985
Sarasota County HFA, Village on the Isle, Series A, 5.00%,
1/1/47  2,535 2,323
Sarasota County HFA, Village on the Isle, Series A, 5.00%,
1/1/52  5,360 4,780
Sawyers Landing Community Dev. Dist., 4.125%, 5/1/41  2,420 1,997
Sawyers Landing Community Dev. Dist., 4.25%, 5/1/53  3,225 2,534
Tolomato Community Dev. Dist., Special Assessment,
Series 2015-2, STEP, 0.00%, 5/1/40  545 529
Tolomato Community Dev. Dist., Special Assessment,
Series 2015-3, 6.61%, 5/1/40 (1)(2) 640 —
Viera Stewardship Dist., Series 2021, 3.125%, 5/1/41  830 646
Viera Stewardship Dist., Series 2021, 4.00%, 5/1/53  3,020 2,390
Westside Haines City Community Dev. Dist., Assessment Area
Two Project, 6.00%, 5/1/54  2,000 1,996
154,942
GEORGIA  3.1%
Atlanta Airport Passenger Fac. Charge, Green Bond, Series E,
5.25%, 7/1/42 (4) 6,650 7,172
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.50%, 1/1/29 (1)(2) 2,850 1,283
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.75%, 1/1/35 (1)(2) 13,765 6,194

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 7.00%, 1/1/40 (1)(2) 8,525 3,836
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
2.375%, 7/1/26 (3) 900 871
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
2.875%, 7/1/31 (3)(9) 1,625 1,468
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
3.625%, 7/1/42 (3)(9) 3,360 2,972
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
3.875%, 7/1/51 (3)(9) 4,250 3,662
Burke County Dev. Auth., Plant Vogtle, VRDN, PCR, 4.20%,
7/1/49  1,125 1,125
Fulton County Dev. Auth., Piedmont Healthcare Project, 4.00%,
7/1/49  4,000 3,680
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 4.00%, 4/1/41 (3) 2,375 1,962
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 4.00%, 4/1/51 (3) 6,730 5,003
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 5.00%, 4/1/47 (3) 2,730 2,449
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 5.00%, 4/1/54 (3) 2,180 1,887
George L Smith II Congress Center Auth., Convention Center
Hotel, 2.375%, 1/1/31  2,205 1,953
George L Smith II Congress Center Auth., Convention Center
Hotel, 3.625%, 1/1/31 (3) 1,220 1,147
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/36  1,190 1,155
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/54  4,250 3,614
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/36 (3) 2,645 2,583
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/54 (3) 13,030 11,562
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.00%, 6/15/27 (3) 210 212
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.75%, 6/15/37 (3) 1,215 1,250
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.875%, 6/15/47 (3) 1,980 2,017
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 6.00%, 6/15/52 (3) 1,215 1,238
Main Street Natural Gas, Series A, VRDN, 5.00%, 6/1/53
(Tender 6/1/30)  2,810 2,934
Main Street Natural Gas, Series B, VRDN, 5.00%, 12/1/54
(Tender 3/1/32)  2,600 2,757

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Main Street Natural Gas, Series C, VRDN, 5.00%, 9/1/53
(Tender 9/1/30)  2,725 2,861
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series B, VRDN, 5.00%, 12/1/52 (Tender 6/1/29)  5,855 6,084
Marietta Dev. Auth., Life Univ., Series A, 5.00%, 11/1/27 (3) 2,745 2,760
Marietta Dev. Auth., Life Univ., Series A, 5.00%, 11/1/37 (3) 2,210 2,153
Marietta Dev. Auth., Life Univ., Series A, 5.00%, 11/1/47 (3) 8,705 8,002
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 1/1/49  6,000 6,057
103,903
GUAM  0.3%
Guam Power Auth., Series A, 5.00%, 10/1/42  4,050 4,140
Guam Power Auth., Series A, 5.00%, 10/1/43  1,930 1,965
Guam Power Auth., Series A, 5.00%, 10/1/44  1,695 1,722
Territory of Guam, Series F, 4.00%, 1/1/42  850 788
Territory of Guam, Series F, 5.00%, 1/1/30  790 827
Territory of Guam, Series F, 5.00%, 1/1/31  790 833
10,275
IDAHO  0.5%
Power County IDC, FMC Project, 6.45%, 8/1/32 (4) 3,620 3,631
Spring Valley Community Infrastructure Dist. No. 1, Assessment
Area Two, 6.25%, 9/1/53 (3) 4,700 4,788
Spring Valley Community Infrastructure Dist. No. 1, Special
Assessment Bonds, 3.75%, 9/1/51 (3) 10,196 8,460
16,879
ILLINOIS  5.6%
Chicago, Series 2005D, GO, 5.50%, 1/1/40  9,495 9,520
Chicago, Series A, GO, 5.00%, 1/1/39  1,025 1,051
Chicago, Series A, GO, 5.00%, 1/1/40  2,375 2,427
Chicago, Series A, GO, 5.50%, 1/1/35  3,165 3,380
Chicago Board of Ed., Series A, GO, 5.00%, 12/1/34 (6) 830 859
Chicago Board of Ed., Series A, GO, 5.00%, 12/1/35 (6) 900 931
Chicago Board of Ed., School Reform, Series B-1, GO, Zero
Coupon, 12/1/27 (10) 12,290 10,500
Chicago Board of Ed., School Reform, Series B-1, GO, Zero
Coupon, 12/1/29 (6) 11,245 8,812
Chicago, City Colleges, GO, Zero Coupon, 1/1/27 (10)(11) 7,915 7,153
Chicago, Works, Series A, GO, 5.50%, 1/1/40  2,530 2,721
Chicago, Works, Series A, GO, 5.50%, 1/1/41  2,130 2,246
Chicago, Works, Series A, GO, 5.50%, 1/1/43  2,095 2,197
Illinois, Series A, GO, 5.00%, 10/1/31  1,980 2,081
Illinois, Series A, GO, 5.50%, 3/1/42  3,340 3,652
Illinois, Series A, GO, 5.50%, 3/1/47  5,040 5,419

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Illinois, Series B, GO, 5.00%, 10/1/31  1,820 1,913
Illinois, Series B, GO, 5.00%, 10/1/32  2,485 2,611
Illinois, Series B, GO, 5.00%, 12/1/33  2,715 2,943
Illinois, Series B, GO, 5.50%, 5/1/47  1,890 2,034
Illinois, Series C, GO, 5.00%, 11/1/29  5,000 5,182
Illinois DFA, Citgo Petroleum, 8.00%, 6/1/32 (4) 1,385 1,386
Illinois Fin. Auth., Admiral at the Lake, 5.125%, 5/15/38  8,705 7,610
Illinois Fin. Auth., Admiral at the Lake, 5.25%, 5/15/42  1,585 1,320
Illinois Fin. Auth., Admiral at the Lake, 5.25%, 5/15/54  6,735 5,097
Illinois Fin. Auth., Depaul College Prep Foundation, 5.25%,
8/1/38 (3) 1,000 1,065
Illinois Fin. Auth., Depaul College Prep Foundation, 5.50%,
8/1/43 (3) 1,000 1,062
Illinois Fin. Auth., Depaul College Prep Foundation, 5.625%,
8/1/53 (3) 1,195 1,248
Illinois Fin. Auth., Franciscan Communities, Series A, 5.00%,
5/15/37  3,050 3,058
Illinois Fin. Auth., Franciscan Communities, Series A, 5.00%,
5/15/47  1,230 1,158
Illinois Fin. Auth., Northwestern Memorial Healthcare, Series C,
VRDN, 3.98%, 7/15/55  1,200 1,200
Illinois Fin. Auth., Plymouth Place, 5.25%, 5/15/45 (Prerefunded
5/15/25) (12) 950 962
Illinois Fin. Auth., Plymouth Place, 5.25%, 5/15/50 (Prerefunded
5/15/25) (12) 2,575 2,608
Illinois Fin. Auth., Silver Cross Hosp., 5.00%, 8/15/35  2,115 2,130
Illinois Fin. Auth., Silver Cross Hosp., 5.00%, 8/15/44  3,955 3,967
Illinois Fin. Auth., Three Crowns Park, 5.00%, 2/15/32  910 917
Illinois Fin. Auth., Three Crowns Park, 5.25%, 2/15/37  630 635
Illinois Fin. Auth., Villa Saint Benedict, 6.125%, 11/15/35  2,310 2,325
Illinois Fin. Auth., Villa Saint Benedict, 6.375%, 11/15/43  3,165 3,183
Illinois Housing Dev. Auth., Series G, 5.00%, 10/1/46  1,380 1,403
Illinois Housing Dev. Auth., Series G, 6.25%, 10/1/52  1,235 1,313
Metropolitan Pier & Exposition Auth., McCormick Place, 4.00%,
6/15/52  2,120 1,900
Metropolitan Pier & Exposition Auth., McCormick Place, 5.00%,
12/15/45  595 611
Metropolitan Pier & Exposition Auth., McCormick Place, 5.00%,
6/15/50  8,285 8,448
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 12/15/35  850 513
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/36  730 429
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/37  1,115 621

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 12/15/38  2,375 1,210
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/39  2,575 1,271
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/41  905 398
Metropolitan Pier & Exposition Auth., McCormick Place,
Series A, Zero Coupon, 12/15/30 (10) 3,040 2,337
Metropolitan Pier & Exposition Auth., McCormick Place,
Series A, Zero Coupon, 12/15/33 (10) 46,130 31,073
Regional Transportation Auth., Series A, 6.00%, 7/1/33 (10) 5,935 6,859
Upper Illinois River Valley Dev. Auth., Cambridge Lakes
Learning Center, Series A, 5.00%, 12/1/32 (3) 3,100 3,064
Upper Illinois River Valley Dev. Auth., Cambridge Lakes
Learning Center, Series A, 5.25%, 12/1/47 (3) 6,420 5,874
185,887
INDIANA  1.7%
East Chicago, USG Project, 5.50%, 9/1/28 (4) 1,405 1,339
Indiana Fin. Auth., Depauw University Project, Series A, 5.50%,
7/1/52  8,655 8,872
Indiana Fin. Auth., Margaret Mary Health Project, Series A,
5.75%, 3/1/54  6,845 7,211
Indiana Fin. Auth., Ohio Valley Electric, Series A, 4.25%,
11/1/30  5,160 5,115
Indiana Fin. Auth., Student Housing Project, Series A, 5.00%,
6/1/53  3,350 3,370
Indiana Fin. Auth., Student Housing Project, Series A, 5.125%,
6/1/58  1,650 1,663
Indiana Fin. Auth., U.S. Steel, Series A, 4.125%, 12/1/26  10,935 10,895
Indianapolis Airport Auth., United Airlines, Series A, 6.50%,
11/15/31 (1)(4)(13) 9,846 —
Indianapolis Local Public Improvement Bond Bank, Convention
Center Hotel, Series E, 6.00%, 3/1/53  7,490 8,106
Town of Shoals, National Gypsum, 7.25%, 11/1/43 (4) 3,915 3,921
Valparaiso, Pratt Paper, 4.50%, 1/1/34 (3)(4) 1,500 1,527
Valparaiso, Pratt Paper, 5.00%, 1/1/54 (3)(4) 3,000 3,059
55,078
IOWA  0.2%
Iowa Fin. Auth., UnityPoint Health, Series F, VRDN, 3.85%,
7/1/41  6,300 6,300
6,300
KANSAS  0.1%
Lenexa, Lakeview Village, Series A, 5.00%, 5/15/30  1,010 1,027
Lenexa, Lakeview Village, Series A, 5.00%, 5/15/32  910 922

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Lenexa, Lakeview Village, Series A, 5.00%, 5/15/39  930 917
2,866
KENTUCKY  1.9%
Henderson, Pratt Paper, Series B, 4.45%, 1/1/42 (3)(4) 1,945 1,924
Henderson, Pratt Paper, Series B, 4.70%, 1/1/52 (3)(4) 6,270 6,250
Kentucky Economic DFA, Baptist Life Communities, 6.25%,
11/15/46  2,770 2,085
Kentucky Economic DFA, Baptist Life Communities, 6.375%,
11/15/51  4,635 3,422
Kentucky Economic DFA, Masonic Home Independent Living,
Series A, 5.00%, 5/15/46  5,625 4,270
Kentucky Economic DFA, Masonic Home Independent Living,
Series A, 5.00%, 5/15/51  2,905 2,136
Kentucky Economic DFA, Masonic Homes of Kentucky,
5.375%, 11/15/42  3,560 2,874
Kentucky Economic DFA, Masonic Homes of Kentucky, 5.50%,
11/15/45  1,860 1,483
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/37  3,555 3,595
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/41  4,040 4,050
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/45  6,415 6,379
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/41  6,035 6,072
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/50  11,165 10,822
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  6,085 6,050
61,412
LOUISIANA  1.2%
Jefferson Parish Economic Dev. & Port Dist., Kenner Discovery
Health Sciences, Series A, 5.50%, 6/15/38 (3) 1,900 1,910
Jefferson Parish Economic Dev. & Port Dist., Kenner Discovery
Health Sciences, Series A, 5.625%, 6/15/48 (3) 2,220 2,194
Louisiana Local Gov't Environmental Fac. & Community Dev.
Auth., Westlake Chemical, 3.50%, 11/1/32  6,300 5,956
Louisiana Public Fac. Auth., Waste Pro USA Project, VRDN,
6.75%, 10/1/53 (Tender 10/1/28) (3)(4) 3,500 3,742
New Orleans Sewerage Service, 5.00%, 6/1/33 (Prerefunded
6/1/25) (12) 1,140 1,156
New Orleans Sewerage Service, 5.00%, 6/1/40 (Prerefunded
6/1/25) (12) 2,165 2,195
New Orleans Sewerage Service, 5.00%, 6/1/45 (Prerefunded
6/1/25) (12) 1,385 1,404

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
New Orleans Water System, 5.00%, 12/1/45 (Prerefunded
12/1/25) (12) 4,355 4,453
Saint James Parish, Nustar Logistics, VRDN, 5.85%, 8/1/41
(Tender 6/1/25) (3) 1,310 1,329
Saint James Parish, Nustar Logistics, VRDN, 6.10%, 6/1/38
(Tender 6/1/30) (3) 4,190 4,576
Saint James Parish, Nustar Logistics, Series 2, 6.35%,
7/1/40 (3) 4,235 4,600
Saint James Parish, Nustar Logistics, Series B, VRDN, 6.10%,
12/1/40 (Tender 6/1/30) (3) 5,485 5,991
39,506
MARYLAND  5.2%
Anne Arundel County, Annapolis Area Christian School,
Series A, 6.50%, 7/1/33  2,355 2,356
Anne Arundel County, Annapolis Area Christian School,
Series A, 6.75%, 7/1/43  4,575 4,576
Baltimore City, Convention Center Hotel, 5.00%, 9/1/42  2,260 2,090
Baltimore City, Convention Center Hotel, 5.00%, 9/1/46  17,045 15,283
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/27  1,190 1,200
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33  4,410 4,466
Maryland Economic Dev., Baltimore City Project, Series A,
5.00%, 6/1/58  4,040 4,052
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/25  410 411
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/29 (3) 1,900 1,918
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/33 (3) 2,010 2,027
Maryland Economic Dev., Port Covington Project, 3.25%,
9/1/30  850 771
Maryland Economic Dev., Port Covington Project, 4.00%,
9/1/40  1,740 1,522
Maryland Economic Dev., Port Covington Project, 4.00%,
9/1/50  2,000 1,587
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.25%, 6/30/55 (4) 41,675 42,663
Maryland Economic Dev., Senior-Annapolis Mobility, 5.25%,
6/30/53  4,635 4,786
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/25  825 828
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/27  790 810
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/28  1,190 1,232

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/30  790 820
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/32  815 846
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/35  2,050 2,127
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/36  5,430 5,560
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/46  16,365 16,523
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/32  475 481
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/33  1,205 1,219
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/34  1,425 1,444
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/35  1,270 1,288
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/36  1,190 1,206
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/46  2,575 2,211
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/51  4,305 3,667
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/55  2,665 2,225
Montgomery County Housing Opportunities Commission,
Series A, 4.90%, 7/1/55 (7) 1,370 1,367
Montgomery County, Friends House Retirement Community,
Series A, 5.00%, 7/1/39  405 350
Montgomery County, Friends House Retirement Community,
Series A, 5.375%, 7/1/48  5,145 4,379
Prince George's County Auth., Suitland-Naylor Road, 4.75%,
7/1/36 (3) 1,385 1,385
Prince George's County Auth., Suitland-Naylor Road, 5.00%,
7/1/46 (3) 1,980 1,922
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/31  1,190 1,195
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/37  1,595 1,578
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/35  790 791
Rockville, Ingelside at King Farm, Series B, 4.25%, 11/1/37  315 282
Rockville, Ingelside at King Farm, Series B, 4.50%, 11/1/43  1,560 1,370
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/42  2,695 2,549
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/47  5,250 4,772
Rockville, Ingleside at King Farm, 5.00%, 11/1/29  395 397
Rockville, Ingleside at King Farm, 5.00%, 11/1/32  395 396

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/26  1,370 1,341
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/27  1,430 1,379
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/30  1,605 1,470
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/31  880 792
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  2,225 1,855
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/42  6,330 4,853
Washington Suburban Sanitary Commission, Series A, VRDN,
BAN, 3.95%, 6/1/27  1,500 1,500
Westminster, Lutheran Village at Millers Grant, Series A, 5.00%,
7/1/24  355 355
Westminster, Lutheran Village at Millers Grant, Series A, 6.25%,
7/1/44  2,885 2,885
171,358
MASSACHUSETTS  0.5%
Massachusetts Dev. Fin. Agency, Boston Univ., Series P,
5.45%, 5/15/59 (5) 2,000 2,185
Massachusetts Dev. Fin. Agency, Milford Regional Medical
Center, Series F, 5.625%, 7/15/36  480 459
Massachusetts Dev. Fin. Agency, Milford Regional Medical
Center, Series F, 5.75%, 7/15/43  2,600 2,519
Massachusetts Dev. Fin. Agency, NewBridge on the Charles,
5.00%, 10/1/47 (3) 3,000 2,996
Massachusetts Dev. Fin. Agency, NewBridge on the Charles,
5.00%, 10/1/57 (3) 5,290 5,123
Massachusetts Dev. Fin. Agency, Salem Community, 5.25%,
1/1/50  2,120 1,919
15,201
MICHIGAN  1.2%
Calhoun County Hosp. Fin. Auth., Oaklawn Hosp., 5.00%,
2/15/37  790 774
Calhoun County Hosp. Fin. Auth., Oaklawn Hosp., 5.00%,
2/15/41  4,510 4,250
Calhoun County Hosp. Fin. Auth., Oaklawn Hosp., 5.00%,
2/15/47  12,580 11,365
Detroit, GO, 5.00%, 4/1/29  570 582
Detroit, GO, 5.00%, 4/1/30  555 566
Detroit, GO, 5.00%, 4/1/31  595 607
Detroit, GO, 5.00%, 4/1/32  670 683
Detroit, GO, 5.00%, 4/1/33  950 969

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Detroit, GO, 5.00%, 4/1/37  2,280 2,316
Detroit, GO, 5.00%, 4/1/38  1,110 1,124
Detroit, Series A, GO, 5.00%, 4/1/50  1,810 1,802
Grand Rapids Economic Dev., Beacon Hill at Eastgate, 5.00%,
11/1/32  1,665 1,637
Grand Rapids Economic Dev., Beacon Hill at Eastgate, 5.00%,
11/1/37  945 895
Grand Rapids Economic Dev., Beacon Hill at Eastgate, 5.00%,
11/1/47  2,195 1,921
Grand Rapids Economic Dev., Beacon Hill at Eastgate, 5.00%,
11/1/52  940 803
Ivywood Classical Academy, Public School, 6.00%, 1/1/54  3,890 3,845
Michigan Fin. Auth., Henry Ford Health System, Series A,
4.00%, 11/15/50  1,875 1,675
Michigan Tobacco Settlement Fin. Auth., Series B, Zero
Coupon, 6/1/52  20,180 2,461
38,275
MINNESOTA  0.2%
Deephaven, Seven Hills Preparatory Academy, Series A,
5.00%, 10/1/37 (Prerefunded 7/1/24) (12) 415 415
Deephaven, Seven Hills Preparatory Academy, Series A,
5.00%, 10/1/49 (Prerefunded 7/1/24) (12) 790 791
Deephaven, Seven Hills Preparatory Academy, Series A,
6.125%, 6/15/61 (3) 4,500 4,416
Woodbury, Woodbury Leadership Project, 4.00%, 7/1/41  670 537
Woodbury, Woodbury Leadership Project, 4.00%, 7/1/51  520 373
Woodbury, Woodbury Leadership Project, 4.00%, 7/1/56  455 315
6,847
MISSISSIPPI  0.3%
Mississippi Business Fin., Chevron USA Project, Series B,
VRDN, 2.10%, 11/1/35  4,000 4,000
Mississippi Business Fin., Chevron USA Project, Series D,
VRDN, 2.10%, 11/1/35  4,880 4,880
8,880
MISSOURI  2.0%
HEFA of Missouri, Mercy Health, 5.50%, 12/1/48  2,980 3,255
Kansas City IDA, Kansas City Int'l. Airport, 4.00%, 3/1/50 (4)(6) 1,980 1,795
Kansas City IDA, Kansas City Int'l. Airport, 4.00%, 3/1/57 (4)(6) 10,000 8,843
Kirkwood IDA, Aberdeen Heights, 5.25%, 5/15/37  1,585 1,440
Kirkwood IDA, Aberdeen Heights, 5.25%, 5/15/42  1,345 1,151
Kirkwood IDA, Aberdeen Heights, 5.25%, 5/15/50  3,165 2,525
Saint Louis County IDA, Friendship Village, 5.00%, 9/1/48  1,685 1,579
Saint Louis County IDA, Friendship Village, Series A, 5.00%,
9/1/38  3,760 3,772

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Saint Louis County IDA, Friendship Village, Series A, 5.125%,
9/1/48  12,270 11,704
Saint Louis County IDA, Nazareth Living Center, Series A,
5.00%, 8/15/30  790 761
Saint Louis County IDA, Nazareth Living Center, Series A,
5.00%, 8/15/35  555 513
Saint Louis County IDA, Nazareth Living Center, Series A,
5.125%, 8/15/45  1,345 1,155
Saint Louis County IDA, Saint Andrews Resources for Seniors,
5.00%, 12/1/35  1,585 1,521
Saint Louis County IDA, Saint Andrews Resources for Seniors,
Series A, 5.125%, 12/1/45  1,680 1,489
Saint Louis IDA, Ballpark Village, Series A, 3.875%, 11/15/29  570 502
Saint Louis IDA, Ballpark Village, Series A, 4.375%, 11/15/35  2,170 1,776
Saint Louis IDA, Ballpark Village, Series A, 4.75%, 11/15/47  2,600 1,959
Saint Louis Land Clearance for Redev. Auth., National
Geospatial Intelligence Agency, 5.125%, 6/1/46  3,975 3,932
Saint Louis Land Clearance for Redev. Auth., National
Geospatial Intelligence Agency, 5.375%, 6/1/43  11,595 11,681
Taney County IDA, 6.00%, 10/1/49 (3) 3,500 3,399
64,752
MONTANA  0.3%
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/37  545 493
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/47  5,740 4,719
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/52  5,975 4,785
9,997
NEBRASKA  0.0%
Central Plains Energy Project, Series 1, VRDN, 5.00%, 5/1/53
(Tender 10/1/29)  1,145 1,191
1,191
NEVADA  0.4%
Las Vegas Redev. Agency, 5.00%, 6/15/30  325 328
Las Vegas Redev. Agency, 5.00%, 6/15/40  3,585 3,609
Las Vegas Redev. Agency, 5.00%, 6/15/45  6,290 6,310
Reno, Retrac-Reno Transportation, 5.00%, 6/1/33 (6) 160 168
Reno, Retrac-Reno Transportation, 5.00%, 6/1/36  200 209
Reno, Retrac-Reno Transportation, 5.00%, 6/1/37  395 412
Reno, Retrac-Reno Transportation, 5.00%, 6/1/38 (6) 80 83
Reno, Retrac-Reno Transportation, 5.00%, 6/1/48  395 402
Reno, Retrac-Reno Transportation, Series C, Zero Coupon,
7/1/58 (3) 11,000 1,406
12,927

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
NEW HAMPSHIRE  0.4%
New Hampshire Business Fin. Auth., Series B, VRDN, 3.75%,
7/1/45 (Tender 7/2/40) (3)(4) 3,245 2,622
New Hampshire Business Fin. Auth., Vista Project, Series A,
5.25%, 7/1/39 (3) 1,245 1,148
New Hampshire Business Fin. Auth., Vista Project, Series A,
5.625%, 7/1/46 (3) 690 627
New Hampshire Business Fin. Auth., Vista Project, Series A,
5.75%, 7/1/54 (3) 1,725 1,545
New Hampshire HEFA, Hillside Villiage, Series A, 6.125%,
7/1/37 (1)(2)(3) 850 —
New Hampshire HEFA, Hillside Villiage, Series A, 6.125%,
7/1/52 (1)(2)(3) 2,091 —
New Hampshire HEFA, Hillside Villiage, Series A, 6.25%,
7/1/42 (1)(2)(3) 1,260 —
New Hampshire HEFA, Kendel at Hanover, 5.00%, 10/1/36  630 640
New Hampshire HEFA, Kendel at Hanover, 5.00%, 10/1/40  595 599
New Hampshire HEFA, Kendel at Hanover, 5.00%, 10/1/46  4,835 4,822
12,003
NEW JERSEY  2.6%
Essex County Improvement Auth., The Friends of Team Charter
Schools, 4.00%, 6/15/46  1,555 1,384
Essex County Improvement Auth., The Friends of Team Charter
Schools, 4.00%, 6/15/56  1,760 1,485
Gloucester County Pollution Control Fin. Auth., Keystone Urban
Renewal, Series A, PCR, 5.00%, 12/1/24 (4)(11) 455 455
New Jersey Economic Dev. Auth., Barnabas Health, Series A,
Zero Coupon, 7/1/26 (10)(11) 1,980 1,834
New Jersey Economic Dev. Auth., Beloved Commonwealth
Charter School, Series A, 5.00%, 6/15/49 (3) 900 841
New Jersey Economic Dev. Auth., Continental Airlines,
Series B, 5.625%, 11/15/30 (4) 2,125 2,143
New Jersey Economic Dev. Auth., Lions Gate, 5.25%, 1/1/44  3,880 3,632
New Jersey Economic Dev. Auth., Middlesex Water, 5.00%,
8/1/59 (4) 1,605 1,633
New Jersey Economic Dev. Auth., Port Newark Container
Terminal, 5.00%, 10/1/47 (4) 10,000 10,068
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/30  1,585 1,586
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/48  9,565 8,949
New Jersey Economic Dev. Auth., Transit Transportation
Project, 4.00%, 11/1/44  6,445 6,167
New Jersey Economic Dev. Auth., UMM Energy Partners,
Series A, 5.00%, 6/15/37 (4) 990 984

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
New Jersey Economic Dev. Auth., UMM Energy Partners,
Series A, 5.125%, 6/15/43 (4) 1,385 1,367
New Jersey EFA, Green Bond, Series A, 5.00%, 7/1/40  3,130 3,198
New Jersey Transportation Trust Fund Auth., 5.25%, 6/15/46  2,615 2,820
New Jersey Transportation Trust Fund Auth., 5.50%, 6/15/50  1,875 2,034
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/42  790 762
New Jersey Transportation Trust Fund Auth., Series A, 5.25%,
6/15/41  650 714
New Jersey Transportation Trust Fund Auth., Series A, 5.25%,
6/15/42  1,000 1,094
New Jersey Transportation Trust Fund Auth., Series AA, 4.25%,
6/15/44  2,000 1,962
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/36  790 871
New Jersey Transportation Trust Fund Auth., Transportation
System, Series A, Zero Coupon, 12/15/28  11,870 9,937
New Jersey Transportation Trust Fund Auth., Transportation
System, Series AA, 5.25%, 6/15/43  2,710 2,815
New Jersey Turnpike Auth., Series A, 4.00%, 1/1/35 (7) 5,000 5,204
New Jersey Turnpike Auth., Series B, 5.25%, 1/1/54  5,250 5,708
Tobacco Settlement Fin., Series A, 5.25%, 6/1/46  5,000 5,148
Township of Franklin NJ, GO, 2.00%, 3/15/37  1,280 967
85,762
NEW YORK  5.0%
Build New York City Resource, Friends of Hellenic Classical,
Series A, 5.00%, 12/1/41 (3) 1,135 1,054
Build New York City Resource, Friends of Hellenic Classical,
Series A, 5.00%, 12/1/51 (3) 1,260 1,098
Build New York City Resource, Friends of Hellenic Classical,
Series A, 5.00%, 12/1/55 (3) 830 712
Build New York City Resource, Inwood Academy Leadership
Charter School, Series A, 5.50%, 5/1/48 (3) 460 462
Build New York City Resource, Pratt Paper, 4.50%, 1/1/25 (3)
(4) 185 185
Build New York City Resource, Pratt Paper, 5.00%, 1/1/35 (3)
(4) 9,890 9,935
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/36 (3) 425 424
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/41 (3) 550 528
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/51 (3) 1,980 1,812
Build New York City Resource, Shefa School Project, Series A,
2.50%, 6/15/31 (3) 650 563

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Build New York City Resource, Shefa School Project, Series A,
5.00%, 6/15/51 (3) 13,110 12,099
Dormitory Auth. of the State of New York, Series A, 5.00%,
3/15/46  5,205 5,527
Dormitory Auth. of the State of New York, Series A, 5.25%,
3/15/52  6,375 6,931
Glen Cove Local Economic Assistance, Garvies Point, Series A,
5.00%, 1/1/56  5,620 4,810
Glen Cove Local Economic Assistance, Garvies Point, Series B,
Zero Coupon, 1/1/45  21,735 5,940
Glen Cove Local Economic Assistance, Garvies Point,
Series C, 5.625%, 1/1/55  8,610 7,620
Nassau County IDA, Amsterdam at Harborside, Series A,
9.00%, 1/1/41 (1)(2)(3) 6,655 6,655
Nassau County IDA, Amsterdam at Harborside, Series B, VR,
5.00%, 1/1/58 (2) 13,414 4,017
New York City Ind. Dev. Agency, Queens Baseball Stadium
Project, Series A, 3.00%, 1/1/46 (6) 5,250 4,050
New York City Municipal Water Fin. Auth., Water & Sewer
System, Series BB1, 3.00%, 6/15/50  5,000 3,716
New York Dormitory Auth., Garnet Health Medical Center,
5.00%, 12/1/30 (3) 1,000 947
New York Dormitory Auth., Garnet Health Medical Center,
5.00%, 12/1/31 (3) 800 750
New York Dormitory Auth., Garnet Health Medical Center,
5.00%, 12/1/34 (3) 800 727
New York Dormitory Auth., Garnet Health Medical Center,
5.00%, 12/1/36 (3) 1,400 1,237
New York Liberty Dev., 3 World Trade Center, Class 2, 5.15%,
11/15/34 (3) 5,040 5,061
New York Liberty Dev., 3 World Trade Center, Class 2, 5.375%,
11/15/40 (3) 10,000 10,038
New York Liberty Dev., Goldman Sachs Headquarters, 5.25%,
10/1/35  13,740 15,589
New York State Urban Dev., Personal Income Tax, 3.00%,
3/15/48  5,000 3,746
New York Transportation Dev., American Airlines, 3.00%,
8/1/31 (4) 2,375 2,218
New York Transportation Dev., American Airlines, 5.00%,
8/1/31 (4) 12,445 12,446
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 10/1/35 (4) 4,945 5,238
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 10/1/40 (4) 3,005 3,113
New York Transportation Dev., JFK Int'l. Airport, 5.00%,
12/1/39 (4) 1,955 2,046

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
New York Transportation Dev., JFK Int'l. Airport, 5.00%,
12/1/40 (4) 1,290 1,343
New York Transportation Dev., JFK Int'l. Airport, 5.00%,
12/1/41 (4) 1,290 1,338
New York Transportation Dev., JFK Int'l. Airport, 5.00%,
12/1/42 (4) 1,290 1,333
New York Transportation Dev., JFK Int'l. Airport, 5.25%,
8/1/31 (4) 1,805 1,897
New York Transportation Dev., JFK Int'l. Airport, 5.375%,
8/1/36 (4) 2,535 2,675
New York Transportation Dev., JFK Int'l. Airport, 6.00%,
6/30/54 (4) 6,750 7,399
Westchester County Local Dev., Pace Univ., Series A, 5.50%,
5/1/42  8,000 8,001
165,280
NORTH CAROLINA  1.7%
Forsyth County, Series B, GO, 2.00%, 3/1/39  4,585 3,257
Greater Asheville Regional Airport Auth., Series A, 5.50%,
7/1/47 (4)(6) 9,515 10,233
North Carolina Housing Fin. Agency, 5.00%, 7/1/47  1,585 1,584
North Carolina Medical Care Commission, Series C, 4.00%,
3/1/36  1,835 1,651
North Carolina Medical Care Commission, Series C, 4.00%,
3/1/42  3,870 3,183
North Carolina Medical Care Commission, Aldersgate
Retirement Community, 4.70%, 7/1/37  2,180 1,833
North Carolina Medical Care Commission, Aldersgate
Retirement Community, 4.875%, 7/1/40  4,245 3,478
North Carolina Medical Care Commission, Aldersgate
Retirement Community, 5.00%, 7/1/45  3,525 2,777
North Carolina Medical Care Commission, Aldersgate United
Methodist, Series A, 5.00%, 7/1/47  925 715
North Carolina Medical Care Commission, Everyage, Series A,
4.00%, 9/1/41  865 734
North Carolina Medical Care Commission, Everyage, Series A,
4.00%, 9/1/47  770 616
North Carolina Medical Care Commission, Everyage, Series A,
4.00%, 9/1/51  765 595
North Carolina Medical Care Commission, Lutheran Services,
4.00%, 3/1/51  1,980 1,464
North Carolina Medical Care Commission, Salemtowne, 5.25%,
10/1/37  730 688
North Carolina Medical Care Commission, Salemtowne,
5.375%, 10/1/45  9,295 8,293

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
North Carolina Medical Care Commission, Southminster,
5.00%, 10/1/37  1,225 1,205
North Carolina Medical Care Commission, United Church
Homes, Series A, 5.00%, 9/1/37 (Prerefunded 9/1/24) (12) 1,660 1,664
North Carolina Turnpike Auth., Series A, 5.00%, 7/1/47  4,510 4,530
North Carolina Turnpike Auth., Series A, 5.00%, 7/1/54  6,845 6,862
55,362
OHIO  5.8%
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  112,185 100,373
Cleveland-Cuyahoga County Port Auth., Playhouse Square
Foundation, 5.50%, 12/1/43  1,345 1,361
Cleveland-Cuyahoga County Port Auth., Playhouse Square
Foundation, 5.50%, 12/1/53  7,720 7,738
Cuyahoga County, MetroHealth System, 5.00%, 2/15/42  3,560 3,564
Cuyahoga County, MetroHealth System, 5.00%, 2/15/57  2,375 2,278
Cuyahoga County, MetroHealth System, 5.50%, 2/15/52  15,790 15,968
Cuyahoga County, MetroHealth System, 5.50%, 2/15/57  12,900 13,034
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 5.00%, 12/1/44  4,635 4,473
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 5.00%, 12/1/51  5,955 5,683
Marion County, United Church Homes, 5.00%, 12/1/39  1,310 1,102
Marion County, United Church Homes, 5.125%, 12/1/49  1,445 1,123
Muskingum County, Genesis Healthcare, 5.00%, 2/15/44  3,955 3,623
Ohio, Series A, 4.00%, 1/15/38  845 829
Ohio, Series A, 4.00%, 1/15/39  1,585 1,541
Ohio, Series A, 5.00%, 1/15/50  1,980 2,017
Ohio Air Quality Dev. Auth., Ohio Valley Electric, 3.25%, 9/1/29  6,885 6,538
Ohio Air Quality Dev. Auth., Pratt Paper, 4.50%, 1/15/48 (3)(4) 1,585 1,538
Ohio Air Quality Dev. Auth., Vanadium Project, 5.00%,
7/1/49 (3)(4) 16,000 14,222
Ohio Higher Ed. Fac. Commission, Cleveland Clinic,
Series B-4, VRDN, 3.95%, 1/1/43  100 100
Ohio Housing Fin. Agency, Sanctuary at Springboro, 5.45%,
1/1/38 (3) 2,250 1,794
Summit County DFA, Akron Parking Project, 5.625%, 12/1/48  2,350 2,483
Summit County DFA, Akron Parking Project, 6.00%, 12/1/58  1,650 1,763
193,145
OKLAHOMA  1.5%
Norman Regional Hosp. Auth., 4.00%, 9/1/45  6,565 5,232
Oklahoma County Fin. Auth., Astec Project, 6.25%, 6/15/54 (3) 1,825 1,829
Oklahoma County Fin. Auth., Astec Project, 6.50%, 6/15/64 (3) 1,400 1,417

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Oklahoma County Fin. Auth., Epworth Villa, Series B, 5.875%,
12/1/47  6,094 4,741
Oklahoma County Fin. Auth., Epworth Villa, Series C, 2.00%,
12/1/47  1,254 63
Oklahoma DFA, OU Medicine, Series B, 5.25%, 8/15/48  4,455 4,519
Oklahoma DFA, OU Medicine, Series B, 5.50%, 8/15/57  9,005 9,177
Oklahoma Turnpike Auth., Senior, 4.50%, 1/1/53  2,525 2,549
Oklahoma Turnpike Auth., Senior, 5.50%, 1/1/53  10,050 10,960
Tulsa Airports Improvement Trust, Series C, 5.50%, 12/1/35 (4) 8,705 8,711
49,198
OREGON  0.2%
Clackamas County Hosp. Fac. Auth., Williamette View,
Series A, 5.00%, 11/15/32  395 397
Clackamas County Hosp. Fac. Auth., Williamette View,
Series A, 5.00%, 11/15/37  395 390
Clackamas County Hosp. Fac. Auth., Williamette View,
Series A, 5.00%, 11/15/47  1,110 1,025
Clackamas County Hosp. Fac. Auth., Williamette View,
Series A, 5.00%, 11/15/52  1,190 1,078
Oregon State Fac. Auth., Legacy Health Project, Series A,
5.00%, 6/1/52  3,800 3,927
Yamhill County Hosp. Auth., Friendsview Retirement
Community, Series A, 4.00%, 11/15/26  180 175
Yamhill County Hosp. Auth., Friendsview Retirement
Community, Series A, 5.00%, 11/15/31  275 265
Yamhill County Hosp. Auth., Friendsview Retirement
Community, Series A, 5.00%, 11/15/36  360 329
7,586
PENNSYLVANIA  4.8%
Allegheny County IDA, U.S. Steel, 4.875%, 11/1/24  960 962
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/28  245 252
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/30  265 276
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/31  535 559
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/32  875 917
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/33  630 660
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/34  595 622
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/35  670 700

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Allentown Neighborhood Improvement Zone Dev. Auth., 5.25%,
5/1/42 (3) 6,035 5,826
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/32 (3) 2,750 2,778
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/42 (3) 4,975 4,896
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.375%, 5/1/42 (3) 7,540 7,302
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, Series 2017, 5.00%, 5/1/42 (3) 7,125 6,995
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, Series 2024, 5.00%, 5/1/42 (3) 2,590 2,558
Butler County Hosp. Auth., 5.00%, 7/1/35  6,645 6,517
Butler County Hosp. Auth., 5.00%, 7/1/39  3,760 3,540
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, 4.50%, 1/1/36 (3) 3,140 2,884
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, 4.50%, 1/1/40 (3) 3,790 3,307
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, 4.50%, 1/1/41 (3) 3,330 2,873
Doylestown Hosp. Auth., 5.375%, 7/1/39 (3) 2,075 2,081
East Hempfield Township IDA, Student Services, Student
Housing, 5.00%, 7/1/30 (Prerefunded 7/1/25) (12) 650 659
East Hempfield Township IDA, Student Services, Student
Housing, 5.00%, 7/1/35 (Prerefunded 7/1/25) (12) 840 851
East Hempfield Township IDA, Student Services, Student
Housing, 5.00%, 7/1/47 (Prerefunded 7/1/25) (12) 5,935 6,014
Franklin County IDA, Menno-Haven, 5.00%, 12/1/43  950 854
Franklin County IDA, Menno-Haven, 5.00%, 12/1/48  1,025 884
Franklin County IDA, Menno-Haven, 5.00%, 12/1/53  1,110 929
Lancaster County Hosp. Auth., Brethren Village, 5.25%, 7/1/35  200 199
Lancaster County Hosp. Auth., Brethren Village, 5.50%, 7/1/45  790 761
Montgomery County Higher Ed. & Health Auth., Thomas
Jefferson Univ., 5.00%, 9/1/43  3,995 4,053
Montgomery County IDA, Hill at Whitemarsh, 5.25%, 1/1/40  2,770 2,540
Montgomery County IDA, Hill at Whitemarsh, 5.375%, 1/1/50  5,335 4,621
Pennsylvania Economic DFA, 5.50%, 6/30/40 (4) 3,155 3,425
Pennsylvania Economic DFA, 5.50%, 6/30/41 (4) 1,840 1,990
Pennsylvania Economic DFA, 5.50%, 6/30/43 (4) 1,840 1,976
Pennsylvania Economic DFA, 5.75%, 6/30/48 (4) 10,865 11,739
Pennsylvania Economic DFA, 6.00%, 6/30/61 (4) 7,800 8,545
Pennsylvania Economic DFA, Consol Energy, VRDN, 9.00%,
4/1/51 (Tender 4/13/28) (3)(4) 9,120 9,994
Pennsylvania Economic DFA, Covanta Project, 3.25%,
8/1/39 (3)(4) 3,265 2,522

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Pennsylvania Economic DFA, National Gypsum, 5.50%,
11/1/44 (4) 6,905 6,917
Pennsylvania Higher Ed. Fac. Auth., Indiana Univ. Student
Housing, Series A, FRN, 67% of 3M USD LIBOR + 0.65%,
4.375%, 7/1/39 (5) 6,650 6,034
Pennsylvania Turnpike Commission, Series A, 4.00%,
12/1/49 (6) 10,000 9,530
Pennsylvania Turnpike Commission, Series B, 5.25%, 12/1/52  4,565 4,927
Philadelphia Higher Ed. Fac. Auth., Temple Univ. Health
System, 5.00%, 7/1/28  3,955 3,989
Philadelphia Higher Ed. Fac. Auth., Temple Univ. Health
System, 5.00%, 7/1/30  790 796
Philadelphia IDA, Wesley Enhanced Living, 5.00%, 7/1/37  2,485 2,251
Philadelphia IDA, Wesley Enhanced Living, 5.00%, 7/1/42  1,680 1,430
Philadelphia IDA, Wesley Enhanced Living, 5.00%, 7/1/49  2,840 2,310
157,245
PUERTO RICO  10.5%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (14) 28,385 17,599
Puerto Rico Commonwealth, GO, VR, 11/1/51 (14) 14,095 8,880
Puerto Rico Commonwealth, GO, VR, 11/1/51 (14) 13,236 6,833
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2021A, 4.00%, 7/1/42 (3) 4,190 3,864
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2021A, 5.00%, 7/1/33 (3) 2,150 2,263
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2021A, 5.00%, 7/1/37 (3) 1,105 1,148
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
4.00%, 7/1/42 (3) 5,975 5,510
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
4.00%, 7/1/47 (3) 2,030 1,802
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/24 (3) 580 580
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/25 (3) 2,675 2,703
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/28 (3) 2,740 2,839
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/29 (3) 2,865 2,987
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/30 (3) 10,000 10,496
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (3) 9,495 9,888
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/37 (3) 6,765 7,061

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/47 (3) 13,840 13,962
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
6.125%, 7/1/24  474 475
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
4.00%, 7/1/42 (3) 5,625 5,188
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
4.00%, 7/1/47 (3) 13,720 12,180
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/24 (3) 1,325 1,326
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/25 (3) 2,780 2,809
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/29 (3) 3,525 3,676
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/37 (3) 13,520 14,050
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
coupon, 7/1/24  1,048 1,045
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
coupon, 7/1/33  8,280 5,488
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  10,975 10,950
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  8,948 8,767
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  11,792 11,406
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  6,748 6,250
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  1,338 1,350
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  9,406 9,828
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  18,721 20,833
Puerto Rico Electric Power Auth., Series A, 5.00%, 7/1/29 (1)
(15) 4,780 1,255
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (1)
(15) 95 25
Puerto Rico Electric Power Auth., Series A, 6.75%, 7/1/36 (1)
(15) 8,215 2,157
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/27 (1)
(15) 1,145 301
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/29 (1)
(15) 3,955 1,038
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/21 (1)(15) 1,605 421

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (1)(15) 135 35
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/26 (1)(15) 1,600 420
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/27 (1)(15) 2,300 604
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (1)(15) 2,745 721
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (1)
(15) 470 123
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (1)
(15) 1,810 475
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (1)
(15) 610 160
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (1)
(15) 730 192
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (1)
(15) 95 25
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (1)
(15) 455 119
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (1)
(15) 390 102
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/38 (1)
(15) 3,955 1,038
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (1)
(15) 165 43
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/35 (1)
(15) 3,466 910
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (1)
(15) 790 207
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (1)
(15) 1,135 298
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (1)
(15) 110 29
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (1)
(15) 195 51
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/19 (1)
(15) 1,960 515
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (1)
(15) 155 41
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (1)
(15) 1,460 383
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (1)
(15) 420 110
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (1)
(15) 169 44

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/26 (1)
(15) 3,820 1,003
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  59 59
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  19,070 18,862
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  4,840 4,824
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  5,919 5,273
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/29  9,626 7,947
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  11,267 7,857
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  181,265 57,737
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/51  20,231 4,785
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  1,980 1,967
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.536%,
7/1/53  2,365 2,261
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.784%,
7/1/58  4,775 4,709
Puerto Rico Sales Tax Fin., Restructured Cofina, Series A-2,
4.329%, 7/1/40  2,125 2,111
345,273
RHODE ISLAND  0.2%
Central Falls Detention Fac., 7.25%, 7/15/35 (1)(2) 9,960 3,984
Rhode Island Health & Ed. Building, Care New England,
Series B, 5.00%, 9/1/36  3,955 3,772
7,756
SOUTH CAROLINA  0.7%
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/32 (1) 5,826 3,494
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/42 (1) 25,626 7,543
Connector 2000 Assoc., Series A-1, Zero Coupon, 7/22/51 (1) 44,029 5,847
Connector 2000 Assoc., Series B-1, Zero Coupon, 1/1/32 (1) 3,113 1,257
Connector 2000 Assoc., Series B-1, Zero Coupon, 7/22/51 (1) 17,627 1,211
Connector 2000 Assoc., Series C-1, Zero Coupon, 7/22/51 (1) 1,749 63
South Carolina Jobs-Economic Dev. Auth., Repower South
Berkeley, 5.25%, 2/1/27 (1)(2)(3)(4) 850 85
South Carolina Jobs-Economic Dev. Auth., Repower South
Berkeley, 6.00%, 2/1/35 (1)(2)(3)(4) 5,035 504

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
South Carolina Jobs-Economic Dev. Auth., Repower South
Berkeley, 6.25%, 2/1/45 (1)(2)(3)(4) 10,115 1,012
South Carolina Jobs-Economic Dev. Auth., Repower South
Berkeley, 8.00%, 12/6/29 (1)(2) 1,585 1,268
22,284
SOUTH DAKOTA  0.3%
Sioux Falls Health Fac., Dow Rummel Village, 5.00%, 11/1/28  1,135 1,128
Sioux Falls Health Fac., Dow Rummel Village, 5.00%, 11/1/30  1,215 1,197
Sioux Falls Health Fac., Dow Rummel Village, 5.00%, 11/1/32  1,080 1,053
Sioux Falls Health Fac., Dow Rummel Village, 5.00%, 11/1/42  1,585 1,395
South Dakota HEFA, Avera Health, Series A, 4.25%, 7/1/49  5,300 5,044
9,817
TENNESSEE  0.7%
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing, CDFI Phase 1, 5.00%, 10/1/35  2,180 2,193
Knox County Health Ed. & Housing Fac. Board, Tennessee
Univ. Project, Series B-1, 5.125%, 7/1/59 (7)(9) 2,600 2,684
Metropolitan Government Nashville & Davidson County Health
& Ed. Fac. Board, 5.25%, 5/1/53  3,850 4,059
Metropolitan Nashville Airport Auth., Series B, 5.50%, 7/1/52 (4) 2,680 2,856
Shelby County Health Ed. & Housing Fac. Board, Village at
Germantown, 5.00%, 12/1/34  395 378
Shelby County Health Ed. & Housing Fac. Board, Village at
Germantown, 5.25%, 12/1/44  920 840
Shelby County Health Ed. & Housing Fac. Board, Village at
Germantown, 5.25%, 12/1/49  2,650 2,333
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/26  9,435 9,623
24,966
TEXAS  6.9%
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/28  705 706
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/30  1,645 1,650
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/31  2,300 2,308
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/32  2,650 2,658
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/33  2,475 2,483
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/34  2,805 2,813
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/28  395 388

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/29  910 892
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/32  1,780 1,728
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/34  2,515 2,426
Austin Texas Airport System Revenue, 5.00%, 11/15/43 (4) 920 960
Austin Texas Airport System Revenue, 5.25%, 11/15/47 (4) 3,935 4,160
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/39  95 101
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/46  3,165 3,293
Clifton Higher Ed. Fin., Int'l. Leadership, Series A, 4.125%,
8/15/49  4,100 3,897
Clifton Higher Ed. Fin., Int'l. Leadership, Series D, 6.125%,
8/15/48  12,665 12,853
Conroe Local Government, Convention Center Hotel, 3.50%,
10/1/31 (3) 255 203
Conroe Local Government, Convention Center Hotel, 4.00%,
10/1/50  1,275 856
Conroe Local Government, Convention Center Hotel, 5.00%,
10/1/50 (3) 1,375 1,034
Dallas Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/47  7,750 8,309
Fort Bend County IDC, NRG Energy, Series B, 4.75%, 11/1/42  3,955 3,890
Gulf Coast IDA, Citgo Petroleum, 4.875%, 5/1/25 (4) 11,005 11,004
Harris County Cultural Ed. Fac. Fin., Brazos Presybyterian
Homes, Series A, 5.00%, 1/1/38  405 375
Harris County Cultural Ed. Fac. Fin., Brazos Presybyterian
Homes, Series A, 5.00%, 1/1/43  415 371
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
4.00%, 12/1/38  1,350 1,312
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
4.00%, 12/1/39  1,000 961
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
4.00%, 12/1/40  845 803
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
4.00%, 12/1/41  845 797
Houston Airport System, Series B-1, 5.00%, 7/15/35 (4) 7,560 7,579
Houston Airport System, United Airlines, Series A, 4.00%,
7/1/41 (4) 1,620 1,520
Houston Airport System, United Airlines, Series B-1, 4.00%,
7/15/41 (4) 3,955 3,709
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/28  1,110 1,076
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/30  1,335 1,277
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/40  2,305 2,098
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/45  5,275 4,629
Joint Guadalupe County - Seguin Hosp., 5.25%, 12/1/35  1,645 1,608

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Mission Economic Dev., Natgasoline, Series B, 4.625%,
10/1/31 (3)(4) 15,395 15,287
Montgomery County Toll Road Auth., 5.00%, 9/15/32  435 439
Montgomery County Toll Road Auth., 5.00%, 9/15/33  450 454
Montgomery County Toll Road Auth., 5.00%, 9/15/34  475 480
Montgomery County Toll Road Auth., 5.00%, 9/15/35  440 444
Montgomery County Toll Road Auth., 5.00%, 9/15/36  1,110 1,120
Montgomery County Toll Road Auth., 5.00%, 9/15/38  1,030 1,037
Montgomery County Toll Road Auth., 5.00%, 9/15/43  3,095 3,109
Montgomery County Toll Road Auth., 5.00%, 9/15/48  3,105 3,116
New Hope Cultural Ed. Fac. Fin., Blinn College, Series A,
5.00%, 7/1/57  7,915 6,344
New Hope Cultural Ed. Fac. Fin., Buckingham Senior Living,
Series 2021B, VR, 2.00%, 11/15/61, (2.00% PIK) (1) 5,633 2,089
New Hope Cultural Ed. Fac. Fin., Collegiate Housing Collage
Station, 5.00%, 4/1/46 (6) 12,385 12,230
New Hope Cultural Ed. Fac. Fin., Collegiate Housing College
Station, Series A, 5.00%, 4/1/29  4,630 4,631
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Denton
Univ., Series A-1, 5.00%, 7/1/58 (6) 2,355 2,306
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/30 (Prerefunded 4/1/25) (12) 395 399
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/35 (Prerefunded 4/1/25) (12) 1,205 1,218
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/47 (Prerefunded 4/1/25) (12) 4,765 4,818
New Hope Cultural Ed. Fac. Fin., Legacy Midtown, Series A,
5.50%, 7/1/54  3,585 2,586
New Hope Cultural Ed. Fac. Fin., MRC Crestview, 5.00%,
11/15/36 (Prerefunded 11/15/24) (12) 435 445
New Hope Cultural Ed. Fac. Fin., MRC Crestview, 5.00%,
11/15/46 (Prerefunded 11/15/24) (12) 1,225 1,254
New Hope Cultural Ed. Fac. Fin., MRC Senior Living, Langford,
Series A, 5.375%, 11/15/36  395 350
New Hope Cultural Ed. Fac. Fin., MRC Senior Living, Langford,
Series A, 5.50%, 11/15/46  790 649
New Hope Cultural Ed. Fac. Fin., MRC Senior Living, Langford,
Series A, 5.50%, 11/15/52  790 627
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/31  790 766
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/32  370 357
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/33  790 756
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/34  790 750

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/39  1,190 1,068
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.25%, 10/1/49  4,810 4,126
New Hope Cultural Ed. Fac. Fin., Texas A&M Univ. Corpus
Christi, Series A, 5.00%, 4/1/37 (Prerefunded 4/1/27) (12) 1,345 1,401
New Hope Cultural Ed. Fac. Fin., Texas A&M Univ. Corpus
Christi, Series A, 5.00%, 4/1/42 (Prerefunded 4/1/27) (12) 1,585 1,651
North Texas Tollway Auth., Series B, 3.00%, 1/1/51 (9) 7,445 5,403
Port Beaumont Navigation Dist., Jefferson Gulf Coast, 2.75%,
1/1/36 (3)(4) 900 721
Port Beaumont Navigation Dist., Jefferson Gulf Coast, 3.00%,
1/1/50 (3)(4) 1,980 1,339
Port Beaumont Navigation Dist., Jefferson Gulf Coast, Series A,
3.625%, 1/1/35 (3)(4) 2,645 2,351
Port Beaumont Navigation Dist., Jefferson Gulf Coast, Series A,
4.00%, 1/1/50 (3)(4) 6,255 5,135
Port Beaumont Navigation Dist., Jefferson Gulf Coast, Series A,
5.25%, 1/1/54 (3)(4)(7) 2,000 2,000
Seagoville, Santorini Public Improvement District Project,
6.00%, 9/15/44 (3) 1,020 993
Seagoville, Santorini Public Improvement District Project,
7.00%, 9/15/54 (3) 3,000 2,878
Tarrant County Cultural Ed. Fac. Fin., Edgemere-Northwest
Senior Housing, 5.25%, 11/15/47 (1)(13) 1,283 35
Tarrant County Cultural Ed. Fac. Fin., Edgemere-Northwest
Senior Housing, Series A, 5.00%, 11/15/45 (1)(13) 6,750 182
Tarrant County Cultural Ed. Fac. Fin., Stayton at Museum Way,
Series A, 5.75%, 12/1/54 (1)(2) 5,878 3,703
Texas Private Activity Bond Surface Transportation, Segment
3C Project, 5.00%, 6/30/58 (4) 3,000 3,033
Texas Private Activity Bond Surface Transportation, Tarrant
Express Project, 5.50%, 12/31/58 (4) 18,150 19,359
Texas Transportation Commission, First Tier Toll, State
Highway, 5.00%, 8/1/57  8,745 8,820
228,986
UTAH  1.4%
Black Desert Public Infrastructure Dist., Assessment Area 1,
5.625%, 12/1/53 (3) 3,725 3,794
Firefly Public Infrastructure Dist. No. 1, Series A-1, GO,
6.625%, 3/1/54 (3) 1,125 1,140
Firefly Public Infrastructure Dist. No. 1, Assessment Area No. 1,
5.625%, 12/1/43 (3) 3,900 3,942
Military Installation Dev. Auth., Series A-1, 4.00%, 6/1/41  1,800 1,479
Military Installation Dev. Auth., Series A-1, 4.00%, 6/1/52  4,000 2,978

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Military Installation Dev. Auth., Series A-2, 4.00%, 6/1/41  2,485 2,042
Military Installation Dev. Auth., Series A-2, 4.00%, 6/1/52  7,550 5,621
Salt Lake City Airport, Series A, 5.00%, 7/1/43 (4) 2,765 2,799
Salt Lake City Airport, Series A, 5.00%, 7/1/46 (4) 14,605 15,133
UIPA Crossroads Public Infrastructure Dist., 4.375%, 6/1/52 (3) 10,115 8,891
47,819
VIRGINIA  3.9%
Alexandria, Series A, GO, 2.00%, 12/15/40  6,150 4,160
Arlington County IDA, Virginia Hosp. Center, 3.75%, 7/1/50  1,050 931
Botetourt County, Residential Care Fac., Glebe, Series A,
6.00%, 7/1/34  5,775 5,779
Chesapeake Expressway Toll Road, Series B, 4.875%, 7/15/40  5,960 6,019
James City County Economic Dev. Auth. Williamsburg Landing,
Series C-3, 5.25%, 12/1/27  1,250 1,257
Lynchburg Economic Dev. Auth., Central Health, Series A,
4.00%, 1/1/47  3,000 2,757
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.00%, 1/1/35  3,180 3,086
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.00%, 1/1/46  4,075 3,545
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.375%, 1/1/35  4,945 4,946
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.375%, 1/1/46  3,380 3,111
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, Series A, 5.00%, 1/1/49  2,575 2,188
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/33  790 800
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/35  1,055 1,066
Tobacco Settlement Fin., Capital Appreciation, Series C, Zero
Coupon, 6/1/47  21,370 5,816
Virginia College Building Auth., Marymount Univ., 5.00%,
7/1/45 (3) 4,750 4,353
Virginia College Building Auth., Marymount Univ., 5.25%,
7/1/30 (3) 1,090 1,094
Virginia College Building Auth., Marymount Univ., 5.25%,
7/1/35 (3) 1,430 1,433
Virginia College Building Auth., Marymount Univ., Series A,
5.00%, 7/1/24 (3) 1,080 1,080
Virginia College Building Auth., Marymount Univ., Series A,
5.00%, 7/1/25 (3) 1,140 1,136
Virginia College Building Auth., Marymount Univ., Series A,
5.00%, 7/1/30 (3) 3,750 3,754

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Virginia College Building Auth., Marymount Univ., Series A,
5.00%, 7/1/35 (3) 1,000 991
Virginia College Building Auth., Marymount Univ., Series A,
5.00%, 7/1/45 (3) 2,460 2,255
Virginia Small Business Fin. Auth., 95 Express Lanes, 4.00%,
1/1/40 (4) 1,150 1,072
Virginia Small Business Fin. Auth., 95 Express Lanes, 4.00%,
1/1/41 (4) 2,140 1,976
Virginia Small Business Fin. Auth., 95 Express Lanes, 4.00%,
1/1/42 (4) 1,025 938
Virginia Small Business Fin. Auth., 95 Express Lanes, 4.00%,
1/1/48 (4) 15,125 13,391
Virginia Small Business Fin. Auth., 95 Express Lanes, 5.00%,
7/1/35 (4) 3,530 3,711
Virginia Small Business Fin. Auth., 95 Express Lanes, 5.00%,
1/1/36 (4) 845 887
Virginia Small Business Fin. Auth., 95 Express Lanes, 5.00%,
7/1/37 (4) 1,875 1,957
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
3.00%, 1/1/41 (4) 3,000 2,385
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/37 (4) 3,080 3,032
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/38 (4) 3,820 3,721
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/40 (4) 1,000 950
Virginia Small Business Fin. Auth., I-495 Hot Lanes Project,
5.00%, 12/31/47 (4) 6,105 6,192
Virginia Small Business Fin. Auth., I-495 Hot Lanes Project,
5.00%, 12/31/57 (4) 2,995 3,009
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/49 (4) 8,705 8,761
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/56 (4) 15,865 15,887
129,426
WASHINGTON  1.3%
Adams County Public Hosp. Dist. No. 2, GO, 5.125%, 12/1/44  2,105 2,040
Skagit County Public Hosp. Dist. No. 1, 5.50%, 12/1/54  3,910 4,096
Washington State Convention Center Public Fac. Dist., 4.00%,
7/1/31  5,975 5,816
Washington State Housing Fin. Commission, Hearthstone,
5.00%, 7/1/38 (3) 830 684
Washington State Housing Fin. Commission, Hearthstone,
5.00%, 7/1/48 (3) 2,300 1,706

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Washington State Housing Fin. Commission, Hearthstone,
5.00%, 7/1/53 (3) 920 663
Washington State Housing Fin. Commission, Judson Park,
4.00%, 7/1/28 (3) 225 218
Washington State Housing Fin. Commission, Judson Park,
5.00%, 7/1/33 (3) 225 224
Washington State Housing Fin. Commission, Judson Park,
5.00%, 7/1/38 (3) 650 623
Washington State Housing Fin. Commission, Judson Park,
5.00%, 7/1/48 (3) 1,660 1,454
Washington State Housing Fin. Commission, Presbyterian
Retirement, Series A, 5.00%, 1/1/46 (3) 2,575 2,084
Washington State Housing Fin. Commission, Presbyterian
Retirement, Series A, 5.00%, 1/1/51 (3) 5,330 4,131
Washington State Housing Fin. Commission, Radford Court &
Nordheim Court, 5.00%, 7/1/54  3,865 3,894
Washington State Housing Fin. Commission, Radford Court &
Nordheim Court, 5.50%, 7/1/59  6,335 6,632
Washington State Housing Fin. Commission, Social Certificate,
Series 1, Class A, 3.375%, 4/20/37  1,245 1,078
Washington State Housing Fin. Commission, Social Certificate,
Series A-1, Class A, 3.50%, 12/20/35  6,086 5,390
Washington State Housing Fin. Commission, Transform Age
Project, Series A, 5.00%, 1/1/55 (3) 4,925 3,734
44,467
WEST VIRGINIA  0.3%
Monongalia County Commission Excise Tax Dist., Series A,
4.125%, 6/1/43 (3) 1,665 1,426
Monongalia County Commission Excise Tax Dist., Series B,
4.875%, 6/1/43 (3) 1,150 1,074
Monongalia County Commission, Univ. Town Center, Series A,
5.50%, 6/1/37 (3) 1,940 1,975
Monongalia County Commission, Univ. Town Center, Series A,
5.75%, 6/1/43 (3) 1,940 1,976
West Virginia Economic Dev. Auth., Arch Resources, VRDN,
5.00%, 7/1/45 (Tender 7/1/25) (4) 2,375 2,381
8,832
WISCONSIN  3.2%
PFA, Celanese, Series B, 5.00%, 12/1/25 (4) 4,750 4,797
PFA, Celanese, Series C, 4.30%, 11/1/30 (4) 3,955 3,870
PFA, Celanese, Series D, 4.05%, 11/1/30  1,980 1,910
PFA, Challenge Foundation Academy, 6.625%, 7/1/43 (3) 1,000 1,032
PFA, Challenge Foundation Academy, 6.875%, 7/1/53 (3) 1,650 1,703
PFA, Challenge Foundation Academy, 7.00%, 7/1/58 (3) 1,850 1,908
PFA, CHF Manoa, Series A, 5.75%, 7/1/53 (3) 4,000 4,256

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
PFA, Church Home of Hartford, 5.00%, 9/1/30 (3) 630 622
PFA, Church Home of Hartford, 5.00%, 9/1/38 (3) 1,365 1,270
PFA, Corvian Community School, Series A, 4.00%, 6/15/29 (3) 585 558
PFA, Corvian Community School, Series A, 5.00%, 6/15/39 (3) 790 730
PFA, Corvian Community School, Series A, 5.00%, 6/15/49 (3) 3,650 3,140
PFA, Corvian Community School, Series A, 5.125%, 6/15/47 (3) 2,085 1,848
PFA, Corvian Community School, Series A, 6.25%, 6/15/48 (3) 535 541
PFA, Corvian Community School, Series A, 6.25%, 6/15/53 (3) 2,515 2,530
PFA, Founders Academy of Las Vegas, Series A, 4.00%,
7/1/30 (3) 300 283
PFA, Founders Academy of Las Vegas, Series A, 5.00%,
7/1/40 (3) 560 519
PFA, Founders Academy of Las Vegas, Series A, 5.00%,
7/1/55 (3) 1,145 971
PFA, Founders Academy of Las Vegas, Series A, 6.375%,
7/1/43 (3) 325 335
PFA, Founders Academy of Las Vegas, Series A, 6.625%,
7/1/53 (3) 100 103
PFA, Founders Academy of Las Vegas, Series A, 6.75%,
7/1/58 (3) 375 388
PFA, Grand Hyatt San Antonio, Series A, 5.00%, 2/1/52  1,835 1,801
PFA, Grand Hyatt San Antonio, Series A, 5.00%, 2/1/62  3,370 3,275
PFA, Mary's Woods at Marylhurst, 5.25%, 5/15/37 (3) 435 432
PFA, Mary's Woods at Marylhurst, 5.25%, 5/15/47 (3) 965 889
PFA, Mary's Woods at Marylhurst, 5.25%, 5/15/52 (3) 1,820 1,634
PFA, Mountain Island Charter School, 5.00%, 7/1/37  655 651
PFA, Mountain Island Charter School, 5.00%, 7/1/47  1,585 1,473
PFA, Mountain Island Charter School, 5.00%, 7/1/52  3,405 3,110
PFA, National Gypsum, 4.00%, 8/1/35 (4) 18,170 16,240
PFA, Nevada State College, Series A, 5.00%, 5/1/60 (3) 4,520 3,287
PFA, Nevada State College, Series B, 9.00%, 5/1/71 (2)(3) 2,090 1,809
PFA, Searstone CCRC Project, Series A, 5.00%, 6/1/37 (3) 5,055 4,755
PFA, Searstone CCRC Project, Series A, 5.00%, 6/1/52 (3) 5,055 4,479
PFA, SKY Harbour Capital, 4.00%, 7/1/41 (4) 3,685 2,951
PFA, SKY Harbour Capital, 4.25%, 7/1/54 (4) 12,045 9,136
PFA, Southminster, 5.00%, 10/1/43 (3) 1,780 1,671
PFA, Southminster, 5.00%, 10/1/48 (3) 1,585 1,432
PFA, Southminster, 5.00%, 10/1/53 (3) 4,560 4,008
PFA, Univ. of Hawai'i Foundation project, Series A-1, 4.00%,
7/1/51 (3) 2,190 1,797
PFA, Univ. of Hawai'i Foundation project, Series A-1, 4.00%,
7/1/61 (3) 1,215 952
PFA, Univ. of Hawai'i Foundation project, Series B, 5.25%,
7/1/61 (3) 1,930 1,629

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Wisconsin HEFA, Benevolent, 5.00%, 6/1/37  880 840
Wisconsin HEFA, Benevolent, 5.00%, 6/1/41  1,310 1,198
Wisconsin HEFA, Saint John's Communities, 4.00%, 9/15/36  615 561
Wisconsin HEFA, Saint John's Communities, 4.00%, 9/15/41  610 522
Wisconsin HEFA, Saint John's Communities, 4.00%, 9/15/45  510 410
104,256
Total Municipal Securities (Cost $3,585,952) 3,298,260
Total Investments in Securities  100.0%
(Cost $3,586,152) $ 3,298,575
Other Assets Less Liabilities 0.0% 473
Net Assets 100.0% $ 3,299,048
‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security is in default or has failed to make a scheduled interest and/or principal payment.
(3) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $781,052 and represents 23.7% of net assets.
(4) Interest subject to alternative minimum tax.
(5) Insured by Assured Guaranty Corporation
(6) Insured by Assured Guaranty Municipal Corporation
(7) When-issued security
(8) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(9) Insured by Build America Mutual Assurance Company
(10) Insured by National Public Finance Guarantee Corporation
(11) Escrowed to maturity
(12) Prerefunded date is used in determining portfolio maturity.
(13) Obligor is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(14) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(15) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
BAN Bond Anticipation Note
CDA Community Development Administration/Authority
CDFI Community Development Financial Institution
DFA Development Finance Authority

T. ROWE PRICE Tax-Free High Yield Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
.
.
.
.
.
.
.
.
.
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
IDC Industrial Development Corporation
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
PIK Payment-in-kind
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Tax-Free High Yield Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Tax-Free High Yield Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Tax-Free High Yield Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation

T. ROWE PRICE Tax-Free High Yield Fund

Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on May 31,
2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Municipal Securities $ — $ 3,298,260 $ — $ 3,298,260
Common Stocks 315 — — 315
Total $ 315 $ 3,298,260 $ — $ 3,298,575

T. ROWE PRICE Tax-Free High Yield Fund

regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F59-054Q1 05/24